RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 8 — RELATED PARTY TRANSACTIONS

The Company, entered into agreements, in 2008, with our Chairman of the Board, Lawrence Gadbaw, and in 2009 with a board member, Peter Morawetz, to pay Mr. Gadbaw $25,000 and Dr. Morawetz $30,000 upon the Company raising $3 million in new equity. Mr. Gadbaw received 277,778 shares at $.09 per share in June 2012 as compensation in lieu of the $25,000 cash for raising $3 million in new equity. Mr. Gadbaw was paid the balance due under his separation agreement from 2008. This amount was $46,000 upon signing the agreement in 2008 payable at $2,000 per month; the payments to Mr. Gadbaw are complete. Mr. Gadbaw also received a warrant for 30,000 shares at $.15 per share on June 30, 2012 as compensation for service as Chairman. Mr. Gadbaw and Dr. Morawetz have both resigned from the Board in the third quarter of 2013. Both Mr. Gadbaw and Dr. Morawetz received 50,000 shares of common stock each at $.325 per share; 20,000 of these shares were for compensation from serving as Board members and the remaining 30,000 shares were issued to satisfy previous contractual agreements.

Convertible Note Issuances to Dr. Samuel Herschkowitz and SOK Partners, LLC

On July 23, 2014, the Company also entered into a Securities Purchase Agreement (the “SOK Securities Purchase Agreement”) with SOK Partners, LLC, an affiliate of the Company (“SOK”), pursuant to which the Company agreed to issue and sell (i) a senior convertible note, in an original principal amount of $122,195.60 (the “SOK Note”), which SOK Note shall be convertible into a certain amount of shares (the “SOK Conversion Shares”) of Common Stock, in accordance with the terms of the SOK Note, and (ii) a warrant (the “SOK Warrant”) to initially acquire up to 407,318 additional shares of Common Stock (the “SOK Warrant Shares”, and collectively with the SOK Note, the SOK Warrant and the SOK Conversion Shares, the “SOK Securities”) for an aggregate purchase price of $100,000 (an approximately 22.2% original issue discount) (the “SOK Convertible Notes Offering”). The SOK Note, the SOK Warrant, the SOK Securities Purchase Agreement and the SOK Registration Rights Agreement contain terms and conditions substantially identical to that of the Investor Note, the Investor Warrant, the Investor Securities Purchase Agreement and the Investor Registration Rights Agreement (as defined below), respectively, which are described in greater detail under “Management’s Discussion and Analysis of Financial Condition and Results of Operations — Liquidity and Capital Resources”.
On September 11, 2013, both the Herschkowitz Note and the SOK Note (each as defined below in this Note 8) were converted in full by the holders thereof at $0.014 per share. The principal and interest balance of the Herschkowitz Note of $314,484 was converted into 22,463,172 shares of common stock. The principal and interest balance of the SOK Note of $680,444 was converted into 48,603,721 shares of common stock. The collateral that secured these notes was released back to the Company.
The remaining disclosure of this Note 8 provides historical information regarding the Herschkowitz Note, the SOK Note and certain other convertible note issuances.
On March 28, 2012, the Company, entered into a Convertible Note Purchase Agreement, dated as of March 28, 2012 (the “SOK Purchase Agreement”) with SOK Partners, LLC (“SOK Partners”), and an investment partnership. Josh Kornberg, who is a member of the Company’s Board of Directors, and Dr. Samuel Herschkowitz are affiliates of the manager of SOK Partners and Ricardo Koenigsberger, a director, is a holder of membership units of SOK Partners. Pursuant to the SOK Purchase Agreement, the Company issued a 20.0% convertible note due August 2012 in the principal amount of up to $600,000. Principal and accrued interest on the note is due and payable on August 28, 2012. The Company’s obligations under the note are secured by the grant of a security interest in substantially all tangible and intangible assets of the Company. The SOK Purchase Agreement and the note include customary events of default that include, among other things, non-payment defaults, covenant defaults, inaccuracy of representations and warranties, cross-defaults to other indebtedness and bankruptcy and insolvency defaults. The occurrence of an event of default could result in the acceleration of the Company’s obligations under the note, and interest rate of twenty-four (24%) percent per annum accrues if the note is not paid when due.
On March 28, 2012, the Company received an advance of $84,657 under the note, including a cash advance of $60,000 net of a prepayment of interest on the first $300,000 in advances under the note. The holder of the note is entitled to convert the note into shares of common stock of the Company at an initial conversion price per share of $0.065 per share, subject to adjustment in the event of (1) certain issuances of common stock or convertible securities at a price lower than the conversion price of the note, and (2) recapitalizations, stock splits, reorganizations and similar events. In addition, the Company is required to issue two installments of an equity bonus to SOK Partners in the form of common stock valued at the rate of $0.065 per share. In March 2012, the Company issued the first equity bonus to SOK Partners, consisting of 4,615,385 shares of common stock, with a second installment due within five business days after SOK Partners has made aggregate advances under the note of at least $300,000. In May 2012 the Company issued the second installment consisting of 4,615,385 shares of common stock subsequent to SOK Partners surpassing the aggregate advances of $300,000. Until the maturity date of the note, if the Company obtains financing from any other source without the consent of SOK Partners, then the Company is required to issue additional bonus equity in an amount equal to $600,000 less the aggregate advances on the note made prior to the breach. The principal balance of the SOK Note was $357,282 as of December 31, 2012.
As long as any amount payable under the SOK Note remains outstanding, SOK Partners or its designee is entitled to appoint a new member to the Company’s Board of Directors, who will be appointed upon request. Mr. Koenigsberger was appointed to the Board by SOK Partners on June 25, 2012.
On March 28, 2012, the Company signed an Amended and Restated Note Purchase Agreement, dated as of December 20, 2011, with Dr. Samuel Herschkowitz (as amended, the “Herschkowitz Purchase Agreement”). Pursuant to the Herschkowitz Purchase Agreement, the Company issued a 20.0% convertible note due June 20, 2012 in the principal amount of $240,000 for previous advances under the note. The Company’s obligations under the note are secured by the grant of a security interest in substantially all tangible and intangible assets of the Company. The Company has previously issued to Dr. Herschkowitz an equity bonus consisting of 1,546,667 shares of common stock. An additional 7,500,000 shares were transferred to Dr. Herschkowitz effective in April 2012, upon the occurrence of an event of default on the note. On August 13, 2012, the Company entered into a settlement and forbearance agreement described below, relating to the defaults under the Herschkowitz Note and other matters.
As long as any amount payable under the Herschkowitz Note remains outstanding, Dr. Herschkowitz or his designee is entitled to appoint a special advisor to the Company’s Board of Directors, to be appointed as a member upon request. Pursuant to this authority, Josh Kornberg was appointed to the Board on March 9, 2012. In addition, pursuant to this authority, Mr. Koenigsberger was appointed to the Board on June 25, 2012.
Pursuant to a letter dated April 12, 2012, Dr. Herschkowitz advised the Company of the occurrence of numerous events of default under the terms of the Herschkowitz Note and the Herschkowitz Note Purchase Agreement. As a result of such events of default, Dr. Herschkowitz asserted significant rights as a secured creditor of the Company, including his rights as a secured creditor with a security interest in substantially all assets of the Company. Without a settlement relating to the defaults and other matters, Dr. Herschkowitz could have taken action to levy upon the Company’s assets, including patents and other intellectual property.
In addition, the Company and Atlantic Partners Alliance LLC (“APA”) were parties to a letter agreement dated March 14, 2012, providing APA and its affiliates (including Dr. Herschkowitz and SOK) with rights to avoid dilution relating to additional issuances of equity securities by the Company through July 14, 2012, evidencing the parties’ intent that APA would be provided with significant protection against dilution. This protection was in recognition of APA’s investments in the Company involving a high degree of risk and the Company’s contemplated need for restructuring its indebtedness, which were anticipated to result, and have resulted, in significant dilution. The parties acknowledged that Dr. Herschkowitz and SOK would not have made their historical cash investments in the Company to the same degree had the dilution protection not been provided, and the investments by these parties have enabled the Company to avoid insolvency. Since the respective dates of the Herschkowitz Note Purchase Agreement and the SOK Note Purchase Agreement, the Company had issued in excess of 16,000,000 shares of common stock to parties other than APA and its affiliates, resulting in significant dilution.
Effective August 15, 2012, the Company entered into a letter agreement with Dr. Herschkowitz, APA and SOK (the “Forbearance Agreement”). Under the Forbearance Agreement, among other things, (i) Dr. Herschkowitz agreed to forbear from asserting his rights as a secured creditor to substantially all of the Company’s assets, resulting from the Company’s defaults; (ii) the Company issued an aggregate 26.5 million shares of common stock to Dr. Herschkowitz and SOK and adjusted the conversion price of their convertible notes to $0.014 per share from $0.065 per share, to satisfy the Company’s obligations to adjust for dilution; (iii) Dr. Herschkowitz and SOK agreed to extend the maturity of their notes to December 31, 2012; (iv) the Company agreed to pay certain compensation to Dr. Herschkowitz upon the achievement of financial milestones and (v) Dr. Herschkowitz clarified and waived certain of his rights, including the right to interest at a penalty rate upon default.
In the Forbearance Agreement, Dr. Herschkowitz agreed to forbear from exercising any of his rights arising under the Herschkowitz Note or the Herschkowitz Note Purchase Agreement with respect to the existing defaults against the Company, subject to the limitations set forth in the letter agreement and without releasing or waiving any future breach of the letter agreement. He further agreed to forbear from exercising any rights with respect to events of default, security interests in the collateral and other similar remedies against the Company or his interests under the Herschkowitz Note or the Herschkowitz Note Purchase Agreement until the occurrence of an event of default under the Herschkowitz Note: (a) that does not constitute an existing default and (b) occurs and accrues after the date of the letter agreement.
Dr. Herschkowitz and the Company acknowledged that 7.5 million shares of the Company’s common stock, constituting the “penalty shares” under the Herschkowitz Note Purchase Agreement, were delivered to Dr. Herschkowitz in April 2012 as provided in the Herschkowitz Note Purchase Agreement upon an event of default. Notwithstanding a provision that would have increased the rate of interest from 20% to 24% upon an event of default, Dr. Herschkowitz agreed that the Company would not pay the increased rate of interest but would accrue interest at 20% until a subsequent event of default.
Under the Forbearance Agreement, the Herschkowitz Note and the SOK Note were amended as follows: (i) the due dates of the notes were extended to December 31, 2012 from the previous due dates of June 20, 2012 and August 28, 2012, respectively; (ii) Dr. Herschkowitz will release his security agreement after payment of all currently outstanding promissory notes to parties other than SOK; and (iii) the Herschkowitz Note was amended to add certain events of default relating to judgments against the Company or other creditors taking action with respect to the collateral. In consideration of the extension additional milestone fees were revised as described below. Pursuant to a Forbearance and Settlement Agreement with these parties dated August 15, 2012, as subsequently amended, the due date of these notes were extended to August 31, 2013.
APA and its affiliates agreed to terminate the letter agreement regarding dilution dated March 14, 2012. In consideration of the various provisions of the letter agreement and in recognition of the understanding of the parties regarding dilution and the agreements of APA and its affiliates to forbear and to extend the due dates of the notes, the Company (i) issued 13,250,000 shares to Dr. Herschkowitz, (ii) issued 13,250,000 shares to SOK, and (iii) the conversion price of the Herschkowitz Note and the SOK Note, respectively was changed to $0.014 per share from $0.065 per share.
In the event that the Company consummated the following series of transactions on or prior to June 30, 2013: (i) a merger or similar transaction with a public shell company, (ii) raising between $2 million and $4 million through an offering of the securities of the public shell company concurrent with or subsequent to the shell merger and (iii) listing the Company’s shares on NASDAQ pursuant to an underwritten offering of the Company’s securities resulting in gross proceeds of between $5 million and $30 million, then the Company would have to be required to deliver to Dr. Herschkowitz the following compensation: (A) $75,000 upon consummating the shell merger, (B) $150,000 upon consummating the qualifying financing round and (C) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $1,000,000. The Company was also required to reimburse Dr. Herschkowitz at his actual out-of-pocket cost for reasonable expenses incurred in connection with the shell transactions, with a maximum limit of $10,000 for such expenses.
In connection with the extension of the due date for the Herschkowitz Note and the SOK Note on March 6, 2013, the milestone fees were revised. The following fees were payable to Dr. Herschkowitz in the event that the Company consummates the following series of transactions on or prior to December 31, 2013: (i) financing raising not less than $1 million, compensation of $75,000; (ii) a going private transaction, compensation of $200,000 or greater and (iii) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $3,000,000. In May 2013 Dr. Herschkowitz received $75,000 after the Company surpassed raising $1 million.
As a result of the transactions under the Forbearance Agreement and other investments, Dr. Herschkowitz, SOK and their affiliates currently own shares of common stock and securities representing beneficial ownership of more than 57% of the Company’s outstanding common stock, giving such parties significant control over election of the Board of Directors and other matters.
On November 6, 2012, the Company issued and sold convertible promissory notes in the total principal amount of $156,243 to Dr. Herschkowitz and certain of his assignees. The Company issued to these parties an aggregate 1,562,430 shares of common stock in consideration of placement of the notes. The notes bear interest at a rate of 20% per annum and are secured by a security interest in the Company’s accounts receivable, patents and certain patent rights and are convertible into common stock upon certain mergers or other fundamental transactions at a conversion price based on the trading price prior to the transaction. The proceeds from this transaction were used to pay off approximately $155,000 in principal amount of secured indebtedness. Such notes were converted in April 2013 in to 1,041,622 shares of common stock at $.10 per share.
In December 2013, the Company received an additional $300,000 in debt financing from SOK Partners under a non-convertible grid note due February 28, 2014, with 10% interest based on a 365 day year. Dr. Herschkowitz received 10% of the gross proceeds in advance, and the Company received $250,000 in three tranches in December 2013. In January 2014, the Company received an additional $20,000 from SOK Partners completing the grid note maximum. Should the company default on the note the interest rate will increase to 20% interest based on a 365 day year. In February 2014, the Company paid $305,589.04 to SOK Partners in complete payment of the grid note, including interest.
In connection with the sale of the Preferred Shares on February 4, 2014 as described in Note 3, Josh Kornberg, our CEO, was one of the Purchasers. Mr. Kornberg purchased 19,231 Preferred Shares for a purchase price of $25,000 and received warrants to purchase 3,846 shares of common stock.

NOTE 9 — RELATED PARTY TRANSACTIONS

The Audit Committee has the responsibility to review and approve all transactions to which a related party and the Company may be a party prior to their implementation, to assess whether such transactions meet applicable legal requirements. Rick Koenigsberger, a director, is a holder of membership units in SOK Partners.
The Company, entered into agreements, in 2008, with our Chairman of the Board, Lawrence Gadbaw, and in 2009 with a board member, Peter Morawetz, to pay Mr. Gadbaw $25,000 and Dr. Morawetz $30,000 upon the Company raising $3 million in new equity. Mr. Gadbaw received 277,778 shares at $.09 per share in June 2012 as compensation in lieu of the $25,000 cash for raising $3 million in new equity. Mr. Gadbaw was paid the balance due under his separation agreement from 2008. This amount was $46,000 upon signing the agreement in 2008 payable at $2,000 per month; the payments to Mr. Gadbaw are complete. Mr. Gadbaw also received a warrant for 30,000 shares at $.15 per share on June 30, 2012 as compensation for service as Chairman. Mr. Gadbaw and Dr. Morawetz have both resigned from the Board in the third quarter of 2013. Both Mr. Gadbaw and Dr. Morawetz received 50,000 shares of common stock each at $.325 per share; 20,000 of these shares were for compensation from serving as Board members and the remaining 30,000 shares were issued to satisfy previous contractual agreements.

Convertible Note Issuances to Dr. Samuel Herschkowitz and SOK Partners, LLC

On September 11, 2013, both the Herschkowitz Note and the SOK Note (each as defined below in this Note 9) were converted in full by the holders thereof at $0.014 per share. The principal and interest balance of the Herschkowitz Note of $314,484 was converted into 22,463,172 shares of common stock. The principal and interest balance of the SOK Note of $680,444 was converted into 48,603,721 shares of common stock. The collateral that secured these notes was released back to the Company.
The remaining disclosure of this Note 9 provides historical information regarding the Herschkowitz Note, the SOK Note and certain other convertible note issuances.
On March 28, 2012, the Company, entered into a Convertible Note Purchase Agreement, dated as of March 28, 2012 (the “SOK Purchase Agreement”) with SOK Partners, LLC (“SOK Partners”), and an investment partnership. Josh Kornberg, who is a member of the Company’s Board of Directors, and Dr. Samuel Herschkowitz are affiliates of the manager of SOK Partners and Ricardo Koenigsberger, a director, is a holder of membership units of SOK Partners. Pursuant to the SOK Purchase Agreement, the Company issued a 20.0% convertible note due August 2012 in the principal amount of up to $600,000. Principal and accrued interest on the note is due and payable on August 28, 2012. The Company’s obligations under the note are secured by the grant of a security interest in substantially all tangible and intangible assets of the Company. The SOK Purchase Agreement and the note include customary events of default that include, among other things, non-payment defaults, covenant defaults, inaccuracy of representations and warranties, cross-defaults to other indebtedness and bankruptcy and insolvency defaults. The occurrence of an event of default could result in the acceleration of the Company’s obligations under the note, and interest rate of twenty-four (24%) percent per annum accrues if the note is not paid when due.
On March 28, 2012, the Company received an advance of $84,657 under the note, including a cash advance of $60,000 net of a prepayment of interest on the first $300,000 in advances under the note. The holder of the note is entitled to convert the note into shares of common stock of the Company at an initial conversion price per share of $0.065 per share, subject to adjustment in the event of (1) certain issuances of common stock or convertible securities at a price lower than the conversion price of the note, and (2) recapitalizations, stock splits, reorganizations and similar events. In addition, the Company is required to issue two installments of an equity bonus to SOK Partners in the form of common stock valued at the rate of $0.065 per share. In March 2012, the Company issued the first equity bonus to SOK Partners, consisting of 4,615,385 shares of common stock, with a second installment due within five business days after SOK Partners has made aggregate advances under the note of at least $300,000. In May 2012 the Company issued the second installment consisting of 4,615,385 shares of common stock subsequent to SOK Partners surpassing the aggregate advances of $300,000. Until the maturity date of the note, if the Company obtains financing from any other source without the consent of SOK Partners, then the Company is required to issue additional bonus equity in an amount equal to $600,000 less the aggregate advances on the note made prior to the breach. The principal balance of the SOK Note was $357,282 as of December 31, 2012.
As long as any amount payable under the SOK Note remains outstanding, SOK Partners or its designee is entitled to appoint a new member to the Company’s Board of Directors, who will be appointed upon request. Mr. Koenigsberger was appointed to the Board by SOK Partners on June 25, 2012.
On March 28, 2012, the Company signed an Amended and Restated Note Purchase Agreement, dated as of December 20, 2011, with Dr. Samuel Herschkowitz (as amended, the “Herschkowitz Purchase Agreement”). Pursuant to the Herschkowitz Purchase Agreement, the Company issued a 20.0% convertible note due June 20, 2012 in the principal amount of $240,000 for previous advances under the note. The Company’s obligations under the note are secured by the grant of a security interest in substantially all tangible and intangible assets of the Company. The Company has previously issued to Dr. Herschkowitz an equity bonus consisting of 1,546,667 shares of common stock. An additional 7,500,000 shares were transferred to Dr. Herschkowitz effective in April 2012, upon the occurrence of an event of default on the note. On August 13, 2012, the Company entered into a settlement and forbearance agreement described below, relating to the defaults under the Herschkowitz Note and other matters.
As long as any amount payable under the Herschkowitz Note remains outstanding, Dr. Herschkowitz or his designee is entitled to appoint a special advisor to the Company’s Board of Directors, to be appointed as a member upon request. Pursuant to this authority, Josh Kornberg was appointed to the Board on March 9, 2012. In addition, pursuant to this authority, Mr. Koenigsberger was appointed to the Board on June 25, 2012.
Pursuant to a letter dated April 12, 2012, Dr. Herschkowitz advised the Company of the occurrence of numerous events of default under the terms of the Herschkowitz Note and the Herschkowitz Note Purchase Agreement. As a result of such events of default, Dr. Herschkowitz asserted significant rights as a secured creditor of the Company, including his rights as a secured creditor with a security interest in substantially all assets of the Company. Without a settlement relating to the defaults and other matters, Dr. Herschkowitz could have taken action to levy upon the Company’s assets, including patents and other intellectual property.
In addition, the Company and Atlantic Partners Alliance LLC (“APA”) were parties to a letter agreement dated March 14, 2012, providing APA and its affiliates (including Dr. Herschkowitz and SOK) with rights to avoid dilution relating to additional issuances of equity securities by the Company through July 14, 2012, evidencing the parties’ intent that APA would be provided with significant protection against dilution. This protection was in recognition of APA’s investments in the Company involving a high degree of risk and the Company’s contemplated need for restructuring its indebtedness, which were anticipated to result, and have resulted, in significant dilution. The parties acknowledged that Dr. Herschkowitz and SOK would not have made their historical cash investments in the Company to the same degree had the dilution protection not been provided, and the investments by these parties have enabled the Company to avoid insolvency. Since the respective dates of the Herschkowitz Note Purchase Agreement and the SOK Note Purchase Agreement, the Company had issued in excess of 16,000,000 shares of common stock to parties other than APA and its affiliates, resulting in significant dilution.
Effective August 15, 2012, the Company entered into a letter agreement with Dr. Herschkowitz, APA and SOK (the “Forbearance Agreement”). Under the Forbearance Agreement, among other things, (i) Dr. Herschkowitz agreed to forbear from asserting his rights as a secured creditor to substantially all of the Company’s assets, resulting from the Company’s defaults; (ii) the Company issued an aggregate 26.5 million shares of common stock to Dr. Herschkowitz and SOK and adjusted the conversion price of their convertible notes to $0.014 per share from $0.065 per share, to satisfy the Company’s obligations to adjust for dilution; (iii) Dr. Herschkowitz and SOK agreed to extend the maturity of their notes to December 31, 2012; (iv) the Company agreed to pay certain compensation to Dr. Herschkowitz upon the achievement of financial milestones and (v) Dr. Herschkowitz clarified and waived certain of his rights, including the right to interest at a penalty rate upon default.
In the Forbearance Agreement, Dr. Herschkowitz agreed to forbear from exercising any of his rights arising under the Herschkowitz Note or the Herschkowitz Note Purchase Agreement with respect to the existing defaults against the Company, subject to the limitations set forth in the letter agreement and without releasing or waiving any future breach of the letter agreement. He further agreed to forbear from exercising any rights with respect to events of default, security interests in the collateral and other similar remedies against the Company or his interests under the Herschkowitz Note or the Herschkowitz Note Purchase Agreement until the occurrence of an event of default under the Herschkowitz Note: (a) that does not constitute an existing default and (b) occurs and accrues after the date of the letter agreement.
Dr. Herschkowitz and the Company acknowledged that 7.5 million shares of the Company’s common stock, constituting the “penalty shares” under the Herschkowitz Note Purchase Agreement, were delivered to Dr. Herschkowitz in April 2012 as provided in the Herschkowitz Note Purchase Agreement upon an event of default. Notwithstanding a provision that would have increased the rate of interest from 20% to 24% upon an event of default, Dr. Herschkowitz agreed that the Company would not pay the increased rate of interest but would accrue interest at 20% until a subsequent event of default.
Under the Forbearance Agreement, the Herschkowitz Note and the SOK Note were amended as follows: (i) the due dates of the notes were extended to December 31, 2012 from the previous due dates of June 20, 2012 and August 28, 2012, respectively; (ii) Dr. Herschkowitz will release his security agreement after payment of all currently outstanding promissory notes to parties other than SOK; and (iii) the Herschkowitz Note was amended to add certain events of default relating to judgments against the Company or other creditors taking action with respect to the collateral. In consideration of the extension additional milestone fees were revised as described below. Pursuant to a Forbearance and Settlement Agreement with these parties dated August 15, 2012, as subsequently amended, the due date of these notes were extended to August 31, 2013.
APA and its affiliates agreed to terminate the letter agreement regarding dilution dated March 14, 2012. In consideration of the various provisions of the letter agreement and in recognition of the understanding of the parties regarding dilution and the agreements of APA and its affiliates to forbear and to extend the due dates of the notes, the Company (i) issued 13,250,000 shares to Dr. Herschkowitz, (ii) issued 13,250,000 shares to SOK, and (iii) the conversion price of the Herschkowitz Note and the SOK Note, respectively was changed to $0.014 per share from $0.065 per share.
In the event that the Company consummated the following series of transactions on or prior to June 30, 2013: (i) a merger or similar transaction with a public shell company, (ii) raising between $2 million and $4 million through an offering of the securities of the public shell company concurrent with or subsequent to the shell merger and (iii) listing the Company’s shares on NASDAQ pursuant to an underwritten offering of the Company’s securities resulting in gross proceeds of between $5 million and $30 million, then the Company would have to be required to deliver to Dr. Herschkowitz the following compensation: (A) $75,000 upon consummating the shell merger, (B) $150,000 upon consummating the qualifying financing round and (C) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $1,000,000. The Company was also required to reimburse Dr. Herschkowitz at his actual out-of-pocket cost for reasonable expenses incurred in connection with the shell transactions, with a maximum limit of $10,000 for such expenses.
In connection with the extension of the due date for the Herschkowitz Note and the SOK Note on March 6, 2013, the milestone fees were revised. The following fees were payable to Dr. Herschkowitz in the event that the Company consummates the following series of transactions on or prior to December 31, 2013: (i) financing raising not less than $1 million, compensation of $75,000; (ii) a going private transaction, compensation of $200,000 or greater and (iii) 3% of the gross proceeds of the NASDAQ underwriting, which payment shall under no circumstances be less than $200,000 or greater than $3,000,000. In May 2013 Dr. Herschkowitz received $75,000 after the Company surpassed raising $1 million.
As a result of the transactions under the Forbearance Agreement and other investments, Dr. Herschkowitz, SOK and their affiliates currently own shares of common stock and securities representing beneficial ownership of more than 65% of the Company’s outstanding common stock, giving such parties significant control over election of the Board of Directors and other matters.
On November 6, 2012, the Company issued and sold convertible promissory notes in the total principal amount of $156,243 to Dr. Herschkowitz and certain of his assignees. The Company issued to these parties an aggregate 1,562,430 shares of common stock in consideration of placement of the notes. The notes bear interest at a rate of 20% per annum and are secured by a security interest in the Company’s accounts receivable, patents and certain patent rights and are convertible into common stock upon certain mergers or other fundamental transactions at a conversion price based on the trading price prior to the transaction. The proceeds from this transaction were used to pay off approximately $155,000 in principal amount of secured indebtedness. Such notes were converted in April 2013 in to 1,041,622 shares of common stock at $.10 per share.
In December 2013 the Company received an additional $300,000 in debt financing from SOK Partners under a non-convertible grid note due February 28, 2014, with 10% interest based on a 365 day year. Dr. Herschkowitz received 10% of the gross proceeds in advance, and the Company received $250,000 in three tranches in December 2013. In January 2014, the Company received an additional $20,000 from SOK Partners completing the grid note maximum. Should the company default on the note the interest rate will increase to 20% interest based on a 365 day year. In February 2014, the Company wired $305,589.04 to SOK Partners in complete payment of the grid note, including interest.